Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Land	$ 35	$ 35
Buildings	295	296
Leasehold and land improvements	1,280	1,210
Cell site equipment	3,708	3,460
Switching equipment	1,051	1,018
Office furniture and equipment	280	285
Other operating assets and equipment	48	51
System development	1,238	1,149
Work in process	358	274
Total property, plant and equipment, gross	8,293	7,778
Accumulated depreciation and amortization	(6,086)	(5,576)
Property, plant and equipment, net	2,207	2,202
Depreciation and amortization expense	689	627	$ 604
Loss on asset disposals	$ 19	$ 10	$ 17
Buildings
Property, Plant and Equipment [Line Items]
Useful life	20 years
Leasehold and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Leasehold and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
Cell site equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	7 years
Cell site equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
Switching equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Switching equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	8 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Other operating assets and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Other operating assets and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years